Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,265,000
Previously Paid Amount	0.00
Total Fee Amount	193.67
Total Offset Amount	0.00
Net Fee	193.67
Narrative - Max Aggregate Offering Price	$ 1,265,000
Final Prospectus	true